Shareholder Report, Holdings (Details) - C000244624 [Member]	Jul. 31, 2026
Ares Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Apollo Global Management, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
KKR & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Blackstone Secured Lending Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Ares Management Corp. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Golub Capital BDC, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Hercules Capital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Blackrock, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Blue Owl Capital, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Carlyle Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
Closed-End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Diversified Financial Servies [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Multi-Sector Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%